GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Balance as of January 1, 2016	444,412
Goodwill acquired	—
Impairment losses	—
Foreign exchange effect	17,274
Balance as of December 31, 2016	461,686
Goodwill acquired in business combination (note 4)	30,751
Impairment losses	—
Foreign exchange effect	(16,705)
Balance as of December 31, 2017	475,732
Balance as of December 31, 2017 (US$)	73,119